Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Cost
Balance, December 31, 2023
Additions	2,884,549
Balance, September 30, 2024	2,884,549
Accumulated amortization
Balance, December 31, 2023
Additions	61,019
Balance, September 30, 2024	61,019
Net Book value – September 30, 2024	2,823,530
License #1 [Member]
Cost
Balance, December 31, 2023
Additions	861,452
Balance, September 30, 2024	861,452
Accumulated amortization
Balance, December 31, 2023
Additions	61,019
Balance, September 30, 2024	61,019
Net Book value – September 30, 2024	800,433
License #2 (IPR&D asset) [Member]
Cost
Balance, December 31, 2023
Additions	2,023,097
Balance, September 30, 2024	2,023,097
Accumulated amortization
Balance, December 31, 2023
Additions
Balance, September 30, 2024
Net Book value – September 30, 2024	$ 2,023,097